NATIONWIDE VARIABLE INSURANCE TRUST

NVIT J.P. Morgan U.S. Equity Fund

Supplement dated June 18, 2024

to the Summary Prospectus dated April 29, 2024

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective immediately, the heading above the bar chart on page 3 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Total Returns – Class II Shares

(Years Ended December 31,)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE